Net earnings per share (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Income from continuing operations, net of tax	$ 86,780,339	540,650,188	983,672,251	827,869,318
Income from discontinued operations, net of tax			314,164	12,831,455
Net income attributable to the Company's shareholders	$ 86,780,339	540,650,188	983,986,415	840,700,773
Denominator:
Weighted-average number of ordinary shares outstanding, basic (in shares)	239,119,233	239,119,233	243,765,093	250,232,543
Effect of dilutive share options (in shares)	3,376,427	3,376,427	11,615,234	14,585,833
Weighted-average number of ordinary shares outstanding, diluted (in shares)	242,495,660	242,495,660	255,380,327	264,818,376
Net earnings per share, basic
Continuing operations (in dollars per share)	$ 0.36	2.26	4.04	3.31
Discontinued operations (in dollars per share)			0.00	0.05
Total earnings per share, basic (in dollars per share)	$ 0.36	2.26	4.04	3.36
Net earnings per share, diluted
Continuing operations (in dollars per share)	$ 0.36	2.23	3.85	3.12
Discontinued operations (in dollars per share)			0.00	0.05
Total earnings per share, diluted (in dollars per share)	$ 0.36	2.23	3.85	3.17